Parent Company Information (Details) - Schedule of Parent Company Statements of (Loss) Income and Comprehensive (Loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
Equity in (loss) income of subsidiaries	$ (1,251,141)	$ 832,918	$ 904,367
Operating expenses:
General and administrative	(120,000)	(216,100)	(56,250)
Total operating expenses	(120,000)	(216,100)	(56,250)
Net (loss) income	(1,371,141)	616,818	848,117
Foreign currency translation adjustment	80,656	(422,092)	(200,864)
Comprehensive (loss) income	$ (1,290,485)	$ 194,726	$ 647,253